Expense Example, No Redemption - FidelityShort-TermBondFund-AMCIZPRO - FidelityShort-TermBondFund-AMCIZPRO - Fidelity Short-Term Bond Fund	Oct. 29, 2022 USD ($)
Fidelity Advisor Short-Term Bond Fund - Class A
Expense Example, No Redemption:
1 Year	$ 200
3 Years	308
5 Years	425
10 Years	769
Fidelity Advisor Short-Term Bond Fund - Class M
Expense Example, No Redemption:
1 Year	325
3 Years	431
5 Years	547
10 Years	886
Fidelity Advisor Short-Term Bond Fund - Class C
Expense Example, No Redemption:
1 Year	138
3 Years	431
5 Years	745
10 Years	1,399
Fidelity Advisor Short-Term Bond Fund - Class I
Expense Example, No Redemption:
1 Year	31
3 Years	103
5 Years	188
10 Years	434
Fidelity Advisor Short-Term Bond Fund - Class Z
Expense Example, No Redemption:
1 Year	26
3 Years	80
5 Years	141
10 Years	$ 318